Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of Goodwill by reporting unit
The Company’s goodwill reporting units are equivalent to its reportable segments, Allstate Protection, Service Businesses, Allstate Life and Allstate Benefits to which goodwill has been assigned.

Goodwill by reporting unit
	As of December 31,
($ in millions)	2018	2017
Allstate Protection	$810	$810
Service Businesses	1,449	1,100
Allstate Life	175	175
Allstate Benefits	96	96
Total	$2,530	$2,181

Schedule of indefinite-lived intangible assets

Intangible assets by type
	As of December 31,
($ in millions)	2018	2017
Customers relationships	$530	$396
Trade names and licenses	143	143
Technology and other	40	17
Total	$713	$556

Schedule of finite-lived intangible assets

Intangible assets by type
	As of December 31,
($ in millions)	2018	2017
Customers relationships	$530	$396
Trade names and licenses	143	143
Technology and other	40	17
Total	$713	$556

Computation of basic and diluted earnings per common share

Computation of basic and diluted earnings per common share
	For the years ended December 31,
($ in millions, except per share data)	2018	2017	2016
Numerator:
Net income	$2,160	$3,554	$1,808
Less: Preferred stock dividends	148	116	116
Net income applicable to common shareholders (1)	$2,012	$3,438	$1,692

Denominator:
Weighted average common shares outstanding	347.8	362.0	372.8
Effect of dilutive potential common shares:
Stock options	3.6	4.3	3.2
Restricted stock units (non-participating) and performance stock awards	1.8	1.5	1.3
Weighted average common and dilutive potential common shares outstanding	353.2	367.8	377.3

Earnings per common share – Basic	$5.78	$9.50	$4.54
Earnings per common share – Diluted	$5.70	$9.35	$4.48

(1)	Net income applicable to common shareholders is net income less preferred stock dividends.

Schedule of changes in accounting principles
The impacts of the adjustments on the financial statements and reportable segments are summarized in the following tables.

Consolidated Statements of Operations
	Previously reported	Impact of change	As adjusted
($ in millions, except per share data)	Year Ended December 31, 2018
Property and casualty insurance claims and claims expense	$22,839	$(61)	$22,778
Operating costs and expenses	5,869	(275)	5,594
Pension and other postretirement remeasurement gains and losses	—	468	468
Restructuring and related charges	83	(16)	67
Total costs and expenses	37,077	116	37,193
Income from operations before income tax expense	2,744	(116)	2,628
Income tax expense	492	(24)	468
Net income	2,252	(92)	2,160
Net income applicable to common shareholders	$2,104	$(92)	$2,012

Earnings per common share:
Net income applicable to common shareholders per common share - Basic	$6.05	$(0.27)	$5.78
Net income applicable to common shareholders per common share - Diluted	$5.96	$(0.26)	$5.70

Consolidated Statements of Operations
	Previously reported	Impact of change	As adjusted
($ in millions, except per share data)	Year Ended December 31, 2017
Property and casualty insurance claims and claims expense	$21,929	$(82)	$21,847
Operating costs and expenses	5,442	(246)	5,196
Pension and other postretirement remeasurement gains and losses	—	(217)	(217)
Restructuring and related charges	109	(13)	96
Total costs and expenses	35,436	(558)	34,878
Income from operations before income tax expense	3,991	558	4,549
Income tax expense	802	193	995
Net income	3,189	365	3,554
Net income applicable to common shareholders	$3,073	$365	$3,438

Earnings per common share:
Net income applicable to common shareholders per common share - Basic	$8.49	$1.01	$9.50
Net income applicable to common shareholders per common share - Diluted	$8.36	$0.99	$9.35

	Year Ended December 31, 2016
Property and casualty insurance claims and claims expense	$22,221	$(61)	$22,160
Operating costs and expenses	4,939	(93)	4,846
Pension and other postretirement remeasurement gains and losses	—	270	270
Restructuring and related charges	30	(12)	18
Total costs and expenses	34,650	104	34,754
Income from operations before income tax expense	2,754	(104)	2,650
Income tax expense	877	(35)	842
Net income	1,877	(69)	1,808
Net income applicable to common shareholders	$1,761	$(69)	$1,692

Earnings per common share:
Net income applicable to common shareholders per common share - Basic	$4.72	$(0.18)	$4.54
Net income applicable to common shareholders per common share - Diluted	$4.67	$(0.19)	$4.48

Consolidated Statements of Comprehensive Income
	Previously reported	Impact of change	As adjusted
($ in millions)	Year Ended December 31, 2018
Net income	$2,252	$(92)	$2,160
Other comprehensive loss, after-tax
Changes in:
Unrealized net capital gains and losses	(754)	—	(754)
Unrealized foreign currency translation adjustments	(55)	7	(48)
Unrecognized pension and other postretirement benefit cost (1)	(144)	85	(59)
Other comprehensive loss, after-tax	(953)	92	(861)
Comprehensive income	$1,299	$—	$1,299

	Year Ended December 31, 2017
Net income	$3,189	$365	$3,554
Other comprehensive income, after-tax
Changes in:
Unrealized net capital gains and losses	319	—	319
Unrealized foreign currency translation adjustments	47	(2)	45
Unrecognized pension and other postretirement benefit cost (1)	307	(359)	(52)
Other comprehensive income, after-tax	673	(361)	312
Comprehensive income	$3,862	$4	$3,866

	Year Ended December 31, 2016
Net income	$1,877	$(69)	$1,808
Other comprehensive income, after-tax
Changes in:
Unrealized net capital gains and losses	433	—	433
Unrealized foreign currency translation adjustments	10	(1)	9
Unrecognized pension and other postretirement benefit cost (1)	(104)	71	(33)
Other comprehensive income, after-tax	339	70	409
Comprehensive income	$2,216	$1	$2,217
(1) Financial statement line item has been updated to “Unamortized pension and other postretirement prior service credit”.

Consolidated Statements of Financial Position
	Previously reported	Impact of change	As adjusted
($ in millions)	December 31, 2018
Retained income	$45,708	$(1,675)	$44,033
Unrealized foreign currency translation adjustments	(64)	15	(49)
Unrecognized pension and other postretirement benefit cost	(1,491)	1,660	169
Total AOCI	$(1,557)	$1,675	$118

	December 31, 2017
Retained income	$43,162	$(1,583)	$41,579
Unrealized foreign currency translation adjustments	(9)	8	(1)
Unrecognized pension and other postretirement benefit cost	(1,347)	1,575	228
Total AOCI	$306	$1,583	$1,889

Consolidated Statements of Shareholders’ Equity
	Previously reported	Impact of change	As adjusted
($ in millions)	Year Ended December 31, 2018
Retained income
Balance, beginning of year	$43,162	$(1,583)	$41,579
Cumulative effect of change in accounting principle	1,088	—	1,088
Net income	2,252	(92)	2,160
Dividends on common stock (declared per share of $1.84)	(646)	—	(646)
Dividends on preferred stock	(148)	—	(148)
Balance, end of year	45,708	(1,675)	44,033

Accumulated other comprehensive income (loss)
Balance, beginning of year	306	1,583	1,889
Cumulative effect of change in accounting principle	(910)	—	(910)
Change in unrealized net capital gains and losses	(754)	—	(754)
Change in unrealized foreign currency translation adjustments	(55)	7	(48)
Change in unrecognized pension and other postretirement benefit cost (1)	(144)	85	(59)
Balance, end of year	$(1,557)	$1,675	$118

	Year Ended December 31, 2017
Retained income
Balance, beginning of year	$40,678	$(1,669)	$39,009
Net income	3,189	365	3,554
Dividends on common stock (declared per share of $1.48)	(540)	—	(540)
Dividends on preferred stock	(116)	—	(116)
Reclassification of tax effects due to change in accounting principle	(49)	(279)	(328)
Balance, end of year	43,162	(1,583)	41,579

Accumulated other comprehensive income (loss)
Balance, beginning of year	(416)	1,665	1,249
Change in unrealized net capital gains and losses	319	—	319
Change in unrealized foreign currency translation adjustments	47	(2)	45
Change in unrecognized pension and other postretirement benefit cost (1)	307	(359)	(52)
Reclassification of tax effects due to change in accounting principle	49	279	328
Balance, end of year	$306	$1,583	$1,889

	Year Ended December 31, 2016
Retained income
Balance, beginning of year	$39,413	$(1,600)	$37,813
Net income	1,877	(69)	1,808
Dividends on common stock (declared per share of $1.32)	(496)	—	(496)
Dividends on preferred stock	(116)	—	(116)
Balance, end of year	40,678	(1,669)	39,009

Accumulated other comprehensive income (loss)
Balance, beginning of year	(755)	1,595	840
Change in unrealized net capital gains and losses	433	—	433
Change in unrealized foreign currency translation adjustments	10	(1)	9
Change in unrecognized pension and other postretirement benefit cost (1)	(104)	71	(33)
Balance, end of year	$(416)	$1,665	$1,249
Total shareholders’ equity	$20,573	$(4)	$20,569
(1) Financial statement line item has been updated to “Change in unamortized pension and other postretirement prior service credit”.

Consolidated Statements of Cash Flows
	Previously reported	Impact of change	As adjusted
($ in millions)	Year Ended December 31, 2018
Cash flows from operating activities
Net income	$2,252	$(92)	$2,160
Adjustments to reconcile net income to net cash provided by operating activities:
Pension and other postretirement remeasurement gains and losses	—	468	468
Income taxes	(356)	(24)	(380)
Other operating assets and liabilities	1,207	(352)	855
Net cash provided by operating activities	$5,175	$—	$5,175

	Year Ended December 31, 2017
Cash flows from operating activities
Net income	$3,189	$365	$3,554
Adjustments to reconcile net income to net cash provided by operating activities:
Pension and other postretirement remeasurement gains and losses	—	(217)	(217)
Income taxes	(245)	193	(52)
Other operating assets and liabilities	328	(341)	(13)
Net cash provided by operating activities	$4,314	$—	$4,314

	Year Ended December 31, 2016
Cash flows from operating activities
Net income	$1,877	$(69)	$1,808
Adjustments to reconcile net income to net cash provided by operating activities:
Pension and other postretirement remeasurement gains and losses	—	270	270
Income taxes	417	(36)	381
Other operating assets and liabilities	(16)	(165)	(181)
Net cash provided by operating activities	$3,993	$—	$3,993

Reportable segments financial performance
	Net income (loss) applicable to common shareholders			Underwriting income or Adjusted net income (loss) (2)
	For the years ended December 31,
	Previously reported
($ in millions)	2018	2017	2016	2018	2017	2016
Property-Liability (1)	$2,341	$2,587	$1,661	$2,097	$2,012	$1,220
Service Businesses	(85)	15	3	2	(59)	3
Allstate Life	254	577	219	289	253	247
Allstate Benefits	113	146	96	119	95	100
Allstate Annuities	75	418	76	130	204	101
Corporate and Other	(594)	(670)	(294)	(542)	(399)	(292)
Consolidated	$2,104	$3,073	$1,761

	Impact of change
	2018	2017	2016	2018	2017	2016
Property-Liability	$124	$226	$97	$156	$193	$150
Service Businesses	6	8	2	6	5	2
Allstate Life	6	12	4	6	6	4
Allstate Benefits	5	8	3	5	5	3
Allstate Annuities	1	1	1	1	1	1
Corporate and Other	(234)	110	(176)	136	79	(1)
Consolidated	$(92)	$365	$(69)

	As adjusted
	2018	2017	2016	2018	2017	2016
Property-Liability	$2,465	$2,813	$1,758	$2,253	$2,205	$1,370
Service Businesses	(79)	23	5	8	(54)	5
Allstate Life	260	589	223	295	259	251
Allstate Benefits	118	154	99	124	100	103
Allstate Annuities	76	419	77	131	205	102
Corporate and Other	(828)	(560)	(470)	(406)	(320)	(293)
Consolidated	$2,012	$3,438	$1,692

(1)	Allstate Protection and Discontinued Lines and Coverages segments comprise Property-Liability.

(2)
The measure of segment profit or loss used in evaluating performance is underwriting income for the Allstate Protection and Discontinued Lines and Coverages segments while all other segments use adjusted net income (loss).